SA Allocation Aggressive Portfolio Expense Example - SA Allocation Aggressive Portfolio	Mar. 31, 2026 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	1,001
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	584
Expense Example, with Redemption, 10 Years	$ 1,293